Property, plant and equipment (Property, plant and equipment held under finance leases) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Original cost	¥ 2,376	¥ 3,312